Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ 6,644,465	$ (6,384,169)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share-based compensation expense	219,245	775,255
Non-cash interest expense	661,224	1,100,390
Issuance of convertible promissory notes in lieu of severance payments	0	1,204,000
Change in fair value of convertible promissory notes	(9,877,857)	(93,365)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	4,332	(7,924)
Accounts payable	556,270	505,410
Accrued expenses and other current liabilities	757,701	64,305
Net cash used in operating activities	(1,034,620)	(2,836,098)
Cash flows from financing activities:
Proceeds from the issuance of convertible promissory notes	0	1,457,405
Proceeds from the issuance of convertible bridge notes	25,000	500,000
Proceeds from the issuance of note payable	124,054	0
Net cash provided by financing activities	1,149,054	1,957,405
Net (decrease) increase in cash and cash equivalents	114,434	(878,693)
Cash and cash equivalents at beginning of period	226,603	1,105,296
Cash and cash equivalents at end of period	341,037	226,603
Supplemental disclosure of non-cash financing activities:
Issuance of warrants in conjunction with Series A preferred stock	78,967	0
Deferred offering costs in accounts payable	117,631	33,941
Change in fair value of redeemable common stock to redemption value	97,000	39,000
Demand Notes to Convertible Promissory Notes
Supplemental disclosure of non-cash financing activities:
Conversion of convertible promissory notes	0	1,893,034
Bridge Notes to Series A Preferred Stock
Supplemental disclosure of non-cash financing activities:
Conversion of convertible promissory notes	529,902	0
Convertible Promissory Notes To Series Seed Preferred Stock
Supplemental disclosure of non-cash financing activities:
Conversion of convertible promissory notes	6,291,288	0
Series Seed Preferred Stock
Cash flows from financing activities:
Proceeds from the sale of preferred stock	950,000	0
Series A Preferred Stock
Cash flows from financing activities:
Proceeds from the sale of preferred stock	$ 50,000	$ 0